FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.1%
$56,100	U.S. Treasury Bill	(a)	08/27/26	$55,965
56,100	U.S. Treasury Bill	(a)	09/29/26	55,773
56,100	U.S. Treasury Bill	(a)	10/29/26	55,602
	Total U.S. Treasury Bills			167,340
	(Cost $167,342)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
174,427	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	174,427
	(Cost $174,427)
	Total Investments — 2.3%	341,767
	(Cost $341,769)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 97.1%
	Call Options Purchased — 97.1%
1,800	iShares®20+ Year Treasury Bond ETF	$14,805,000	$0.82	10/30/26	14,488,200
	(Cost $14,490,968)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(246)	iShares®20+ Year Treasury Bond ETF	(2,023,350)	81.92	08/07/26	(14,760)
	(Premiums received $14,381)
	Net Other Assets and Liabilities — 0.7%				102,357
	Net Assets — 100.0%				$14,917,564

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of July 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$167,340	$—	$167,340	$—
Money Market Funds	174,427	174,427	—	—
Total Investments	341,767	174,427	167,340	—
Purchased Options	14,488,200	—	14,488,200	—
Total	$14,829,967	$174,427	$14,655,540	$—

FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,760)	$—	$(14,760)	$—

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.8%
$522,500	U.S. Treasury Bill	(a)	08/27/26	$521,246
522,500	U.S. Treasury Bill	(a)	09/29/26	519,452
532,000	U.S. Treasury Bill	(a)	10/29/26	527,279
	Total U.S. Treasury Bills			1,567,977
	(Cost $1,567,992)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
1,077,311	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	1,077,311
	(Cost $1,077,311)
	Total Investments — 3.0%	2,645,288
	(Cost $2,645,303)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.4%
	Call Options Purchased — 96.4%
11,265	iShares® iBoxx® $ High Yield Corporate Bond ETF	$89,534,220	$0.79	10/30/26	87,055,920
	(Cost $87,073,247)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(3,865)	iShares® iBoxx® $ High Yield Corporate Bond ETF	(30,719,020)	79.11	08/07/26	(65,705)
	(Premiums received $59,759)
	Net Other Assets and Liabilities — 0.7%				646,189
	Net Assets — 100.0%				$90,281,692

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of July 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,567,977	$—	$1,567,977	$—
Money Market Funds	1,077,311	1,077,311	—	—
Total Investments	2,645,288	1,077,311	1,567,977	—
Purchased Options	87,055,920	—	87,055,920	—
Total	$89,701,208	$1,077,311	$88,623,897	$—

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(65,705)	$—	$(65,705)	$—

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.2%
$1,160,000	U.S. Treasury Bill	(a)	08/27/26	$1,157,216
1,160,000	U.S. Treasury Bill	(a)	09/29/26	1,153,232
1,160,000	U.S. Treasury Bill	(a)	10/29/26	1,149,707
	Total U.S. Treasury Bills			3,460,155
	(Cost $3,460,189)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
3,228,876	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	3,228,876
	(Cost $3,228,876)
	Total Investments — 2.4%	6,689,031
	(Cost $6,689,065)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 97.0%
	Call Options Purchased — 97.0%
25,508	iShares® iBoxx® $ Investment Grade Corporate Bond ETF	$271,022,500	$1.06	10/30/26	264,773,040
	(Cost $264,812,274)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(5,907)	iShares® iBoxx® $ Investment Grade Corporate Bond ETF	(62,761,875)	105.86	08/07/26	(230,373)
	(Premiums received $221,283)
	Net Other Assets and Liabilities — 0.7%				1,793,193
	Net Assets — 100.0%				$273,024,891

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of July 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$3,460,155	$—	$3,460,155	$—
Money Market Funds	3,228,876	3,228,876	—	—
Total Investments	6,689,031	3,228,876	3,460,155	—
Purchased Options	264,773,040	—	264,773,040	—
Total	$271,462,071	$3,228,876	$268,233,195	$—

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(230,373)	$—	$(230,373)	$—

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.